1900 K Street, N.W.
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

Louis Rosenbaum

Louis.Rosenbaum@dechert.com
+1 202 261 3463 Direct
+1 202 261 3333 Fax

November 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	abrdn Funds (the “Trust”) (File Nos. 333-146680 and 811-22132)
Filing Pursuant to Rule 497(j)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A was filed electronically on October 29, 2024.

Please contact the undersigned at (202) 261-3463 should you have any questions.

Sincerely,

/s/ Louis Rosenbaum
Louis Rosenbaum